Accounting Standards and Basis of Preparation - Summary of Subsidiaries Included in Consolidation Process (Detail)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Banco Supervielle S.A. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Commercial Bank
Percentage of direct or indirect investment in capital stock	98.23%	99.89%	99.88%
Cordial Compania Financiera S.A. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Financial Company
Percentage of direct or indirect investment in capital stock	98.32%	99.90%	99.89%
Tarjeta Automatica S.A. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Credit Card
Percentage of direct or indirect investment in capital stock	99.78%	99.99%	99.99%
Supervielle asset management S.A.[member]
Disclosure of significant accounting policies [line items]
Main Activity		Mutual Fund
Percentage of direct or indirect investment in capital stock	100.00%	100.00%	100.00%
SofitalS.A.F. e I.I. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Real State
Percentage of direct or indirect investment in capital stock	100.00%	100.00%	100.00%
Espacio Cordial de Servicios S.A. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Retail Services
Percentage of direct or indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Seguros S.A. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Insurance
Percentage of direct or indirect investment in capital stock	100.00%	100.00%	100.00%
Micro Lending S.A.U. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Financial Company
Percentage of direct or indirect investment in capital stock		100.00%
Invertir Online S.A.U. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Financial Broker
Percentage of direct or indirect investment in capital stock		100.00%
Invertir Online.Com Argentina S.A.U. [member]
Disclosure of significant accounting policies [line items]
Main Activity		Representations
Percentage of direct or indirect investment in capital stock		100.00%